Effect of fluctuations in foreign currency exchange rates (Details 1) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Other reserves [abstract]
Reserve of exchange differences on translation	$ (26,307)	$ (24,913)	$ (19,463)
Comercial Hydro S.A. [Member]
Other reserves [abstract]
Reserve of exchange differences on translation	1,004	1,004	1,004
SQMC Internacional Ltda. [Member]
Other reserves [abstract]
Reserve of exchange differences on translation	(17)	(2)	(13)
Proinsa Ltda. [Member]
Other reserves [abstract]
Reserve of exchange differences on translation	(11)	(7)	(10)
Comercial Agrorama Ltda. [Member]
Other reserves [abstract]
Reserve of exchange differences on translation	(21)	(44)	(69)
Isapre Norte Grande Ltda. [Member]
Other reserves [abstract]
Reserve of exchange differences on translation	(1)	(74)	(124)
Almacenes y Depositos Ltda. [Member]
Other reserves [abstract]
Reserve of exchange differences on translation	113	97	47
Sacal S.A. [Member]
Other reserves [abstract]
Reserve of exchange differences on translation	(3)	0	(29)
Sociedad Prestadora de Servicios de Salud Cruz del Norte S.A. [Member]
Other reserves [abstract]
Reserve of exchange differences on translation	(10)	0	(6)
Agrorama S.A. [Member]
Other reserves [abstract]
Reserve of exchange differences on translation	132	(98)	(49)
Doktor Tarsa [Member]
Other reserves [abstract]
Reserve of exchange differences on translation	(13,811)	(14,447)	(12,264)
SQM Vitas Fzco. [Member]
Other reserves [abstract]
Reserve of exchange differences on translation	(2,682)	(1,779)	(1,801)
Ajay Europe [Member]
Other reserves [abstract]
Reserve of exchange differences on translation	(1,270)	(831)	(1,935)
SQM Eastmed Turkey [Member]
Other reserves [abstract]
Reserve of exchange differences on translation	(113)	(92)	(95)
Charlee SQM Thailand Co. Ltd. [Member]
Other reserves [abstract]
Reserve of exchange differences on translation	0	(285)	(460)
Coromandel SQM India [Member]
Other reserves [abstract]
Reserve of exchange differences on translation	(393)	(234)	(282)
SQM Italia SRL [Member]
Other reserves [abstract]
Reserve of exchange differences on translation	(213)	(154)	(287)
SQM Oceania Pty Limited [Member]
Other reserves [abstract]
Reserve of exchange differences on translation	(634)	(634)	(634)
SQM Indonesia S.A. [Member]
Other reserves [abstract]
Reserve of exchange differences on translation	(124)	(124)	(124)
Abu Dhabi Fertilizers Industries WWL [Member]
Other reserves [abstract]
Reserve of exchange differences on translation	(435)	(435)	(434)
SQM Vitas Holland [Member]
Other reserves [abstract]
Reserve of exchange differences on translation	(170)	(101)	(280)
SQM Thailand Limited [Member]
Other reserves [abstract]
Reserve of exchange differences on translation	(68)	(68)	(68)
SQM Europe N.V. [Member]
Other reserves [abstract]
Reserve of exchange differences on translation	(1,983)	(1,550)	(1,550)
Minera Exar S.A. [Member]
Other reserves [abstract]
Reserve of exchange differences on translation	0	(5,209)	0
SQM Australia Pty Ltd [Member]
Other reserves [abstract]
Reserve of exchange differences on translation	(4,222)	154	0
Pavoni C Spa [Member]
Other reserves [abstract]
Reserve of exchange differences on translation	70	0	0
Terra Tarsa B.V.. [Member]
Other reserves [abstract]
Reserve of exchange differences on translation	(82)	0	0
Plantacote N.V [Member]
Other reserves [abstract]
Reserve of exchange differences on translation	(34)	0	0
Doktolab Tarim Arastima San [Member]
Other reserves [abstract]
Reserve of exchange differences on translation	(29)	0	0
Kore Potash PLC [Member]
Other reserves [abstract]
Reserve of exchange differences on translation	(1,206)	0	0
SQM Colombia SAS [Member]
Other reserves [abstract]
Reserve of exchange differences on translation	$ (94)	$ 0	$ 0